Other Financial Assets - Summary of Other Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Financial Assets [Line Items]
Current Other financial assets	₩ 798,819	₩ 1,365,603
Non-Current Other financial assets	1,567,632	1,271,976
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets	132,061	87,589
Non-Current Other financial assets	881,310	821,482
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets	132,890	88,406
Non-Current Other financial assets	968,468	903,397
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets	(13)	(10)
Non-Current Other financial assets	(54,824)	(52,667)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets	(816)	(807)
Non-Current Other financial assets	(32,334)	(29,248)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	666,758	1,278,014
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	₩ 686,322	₩ 450,494